Equity of the Trust (Tables) (Colonial Properties Trust)	12 Months Ended
Dec. 31, 2012
Colonial Properties Trust
Equity
Schedule of Stockholders Equity [Table Text Block]
The following table presents the changes in the issued common shares of beneficial interest of the Trust since December 31, 2011 (but excluding 7,152,752 and 7,169,388 units of CRLP at December 31, 2012 and December 31, 2011, respectively, each of which is redeemable for either cash equal to the fair market value of a common share at the time of redemption or, at the option of the Trust, one common share):

Issued at December 31, 2011 (1)	93,096,722
Common shares issued through dividend reinvestments	341,131
Restricted shares issued (cancelled), net	273,628
Redemption of CRLP units for common shares	16,636
Issuances under other employee and nonemployee share plans	107,677
Issued at December 31, 2012 (1)	93,835,794
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(1)	Includes 5,623,150 treasury shares.

Schedule of New Equity Issued [Table Text Block]
In 2010 and 2011, the Trust completed the following offerings of its common shares under four separate continuous "at-the-market" equity offering programs, each of which was fully exhausted as of December 31, 2011:

($ in thousands, except per share amounts)
	Issuance Authorized		Amount Authorized	Shares Issued	Weighted Avg Issuance Price Per Share	Net Proceeds (1)
2010	February 2010		$50,000	3,602,348	$13.88	$48,999
	July 2010		100,000	6,329,026	15.80	98,990
	December 2010		100,000	462,500	18.06	8,185

		2010 Total		10,393,874	$15.24	$156,174

2011	December 2010		$100,000	4,788,525	$19.14	$89,813
	May 2011		75,000	3,628,321	20.67	73,873

		2011 Total		8,416,846	$19.80	$163,686
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(1)	Amounts are shown net of underwriting discounts, but excludes $0.3 million of one-time administrative expenses paid by the Company during each of the years ended December 31, 2011 and 2010.